Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 1,646,461	$ 323,183	$ 632,131	$ 5,796,015
General and administrative expenses – related party	30,000	30,000	65,000	120,000
Loss from operations	(1,676,461)	(353,183)	(697,131)	(5,916,015)
Other (expense) income
Change in fair value of derivative warrant liabilities	(4,445,810)	17,895,087	(6,742,750)	5,245,310
Interest earned on investments held in Trust Account	3,710,256	30,475	18,341	4,898,432
Offering costs associated with derivative warrant liabilities			(592,641)
Loss upon issuance of Private Placement Warrants			(2,175,000)
Other (expense) income, net	(735,554)	17,925,562
Net (loss) income	(2,412,015)	17,572,379	(10,189,181)	4,227,727
Net (loss) income attributable to non-controlling interest in subsidiary	(92,770)	675,861	(391,892)	162,605
Net (loss) income attributable to Rice Acquisition Corp. II	$ (2,319,245)	$ 16,896,518	$ (9,797,289)	$ 4,065,122
Class A Ordinary Shares
Other (expense) income
Weighted average shares outstanding (in Shares)	34,502,500	34,502,500	20,412,350	34,502,500
Basic net (loss) income per share (in Dollars per share)	$ (0.05)	$ 0.39	$ (0.35)	$ 0.09
Class B Ordinary Shares
Other (expense) income
Weighted average shares outstanding (in Shares)	8,625,000	8,625,000	7,984,399	8,625,000
Basic net (loss) income per share (in Dollars per share)	$ (0.05)	$ 0.39	$ (0.35)	$ 0.09